Condensed Schedule Of Investments (U.S. Treasury Notes) (USD $)	Dec. 31, 2011	Dec. 31, 2010
U.S. Treasury Notes, 0.375%, 08/31/2012 [Member]
Fair Value as a % of Trust Capital	29.05%
Fair Value	$ 218,782,420
U.S. Treasury Notes, 1.000%, 08/31/2011
Fair Value as a % of Trust Capital		24.69%
Fair Value		220,460,920
U.S. Treasury Notes, 0.750%, 11/30/2011 [Member]
Fair Value as a % of Trust Capital		24.70%
Fair Value		220,542,328
U.S. Treasury Notes, 0.875%, 02/29/2012 [Member]
Fair Value as a % of Trust Capital	28.71%
Fair Value	216,236,809
U.S. Treasury Notes, 0.875%, 03/31/2011 [Member]
Fair Value as a % of Trust Capital		19.52%
Fair Value		174,299,063
U.S. Treasury Notes, 4.250%, 09/30/2012 [Member]
Fair Value as a % of Trust Capital	30.44%
Fair Value	229,234,847
U.S. Treasury Notes, 0.875%, 05/31/2011 [Member]
Fair Value as a % of Trust Capital		20.86%
Fair Value		186,251,297
U.S. Treasury Notes, 0.500%, 11/30/2012 [Member]
Fair Value as a % of Trust Capital	6.75%
Fair Value	50,874,410
U.S. Treasury Notes [Member]
Fair Value as a % of Trust Capital	94.95%	89.77%
Fair Value	$ 715,128,486	$ 801,553,608